                                IBJ FUNDS TRUST

                         IBJ RESERVE MONEY MARKET FUND
                          IBJ CORE FIXED INCOME FUND
                             IBJ CORE EQUITY FUND
                         IBJ BLENDED TOTAL RETURN FUND
-------------------------------------------------------------------------------

Dear Shareholder:

  The Semi-Annual Report of the IBJ Funds Trust covers the six months ended May 31, 1997. Since our last Report, please note that the Growth and Income Fund has been renamed the Blended Total Return Fund in order to better reflect its investment objective. In addition, the Bond Fund has been renamed the Core Fixed Income Fund. There has been no material change to the manner in which the Funds are managed. Finally, the Core Equity Fund has been reclassified by Morningstar as a "Large Cap Blend" fund; as such, we shall compare our performance to this universe henceforth.

ECONOMIC COMMENTARY

  Economic activity in the first half of 1997 has been quite robust, with the first quarter GDP growing at an annual rate of 5.9% and the second quarter moderating from this exceptionally high level to the vicinity of 2.0%. Despite the fairly strong pace of economic growth, inflation remained in check. Interest rates showed some upward movement as the Federal Reserve Board tightened monetary policy a notch by raising the Federal Funds rate 1/4%. This was viewed mostly as a preemptive move designed to ward off future inflationary pressures. The economy continues in good health with unemployment at a 23-year low; inflation at a 34-year low; and consumer confidence at a 28-year high. Fiscal policy has also been favorable as a strong economy produced better than expected revenues, thus driving down the Federal deficit below $50 billion, a level not seen in several years. Congress has also reached an agreement to balance the Federal budget by the year 2002. These developments have been generally favorable for the capital markets.

RESERVE MONEY MARKET FUND

  The Fund holds investments in very high quality money market instruments of corporate, government and agency issuers. For the past six months, the Fund's total rate of return was 2.4%. As of May 31, 1997, the seven day yield was 5.06%. While we expect continued stability in short term rates during the next six months, the Fund's returns will tend to move with the general trend of Federal Reserve monetary policy. The Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will maintain a stable NAV of $1.00 per share.

CORE FIXED INCOME FUND

  The Fund holds a broad array of intermediate and longer term fixed income securities of corporate, government and agency issuers and seeks to provide a total rate of return from both current income and capital appreciation. For the six-month period, the total rate of return for the Fund was 0.59% which compares to 0.79% for the Morningstar Intermediate Term Bond Index. This Index tracks the performance of the Morningstar Category of taxable bond funds holding U.S.

government and corporate obligations with an average duration of between four and ten years. As previously mentioned, interest rates moved up slightly such that the decline in bond prices offset much of the interest income earned on the bond holdings. Total returns from bonds will almost always fare better in a declining rate environment. To improve the potential return of the Fund, we have recently initiated some investments in high yield corporate bonds. While slightly less than "investment grade", these securities are still of good quality with relatively short maturities.

CORE EQUITY FUND

  The Fund is invested in a broadly diversified portfolio of medium and larger capitalization U.S. companies. For the six-month period, the total rate of return was 9.47%, which compares to 10.47% for the Morningstar Large Cap Blend Index. This Index tracks the performance of the Morningstar category of equity funds primarily invested in large market capitalization stocks utilizing a blended investment style. Investor enthusiasm continues unabated, but it is doubtful that the substantially above average returns we have seen over the last 2 1/2 years can continue at the same pace.

BLENDED TOTAL RETURN FUND

  The Fund is invested in a diversified mix of stocks, bonds and cash equivalents to provide a combination of capital growth and current income. As with the Core Fixed Income Fund, we have recently added some issues of higher yielding corporate bonds in order to enhance potential returns. During the six-month period, the Fund returned 5.21%, which compares to 5.63% for the Morningstar Domestic Hybrid Fund Index. This Index tracks the performance of the Morningstar category of funds invested in both U.S. equity and fixed income securities with an equity portion not to exceed 70% of total fund assets. The Fund maintained a somewhat conservative stance with regard to equity exposure relative to its peer group with stocks averaging about 50% of the portfolio.

                                               Sincerely,

                                               /s/ Charles Porten

                                               Charles Porten
                                               Chief Investment Officer

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

IBJ FUNDS TRUST
IBJ RESERVE MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                     Yield to
                                    Maturity at
 Credit                               Time of   Maturity  Shares/      Value
 Rating*                             Purchase     Date   Principal   (Note 2a)
 -------                            ----------- -------- ---------- -----------
         COMMERCIAL PAPER--48.54%
 A1/P1   Alabama Power Co........      5.57%    7/11/97  $1,500,000 $ 1,490,717
 A1/P1   BAT Capital Corp........      5.54     6/11/97   1,500,000   1,497,692
 A1/P1   Brown-Forman............      5.60     6/17/97   1,500,000   1,496,267
 A1+/P1  Cargill, Inc............      5.49     6/12/97   1,500,000   1,497,484
 A1/P1   Ford Motor Credit Co....      5.54      7/8/97   1,500,000   1,491,459
 A1+/P1  National Rural Electric.      5.56     6/20/97   1,500,000   1,495,598
 A1/P1   Philip Morris Cos.,
          Inc....................      5.54      6/9/97   1,500,000   1,498,153
 A1/P1   Pepsico, Inc............      5.50     7/14/97   1,500,000   1,490,146
 A1+/P1  Toyota Motor Credit
          Corp...................      5.50      6/3/97   1,500,000   1,499,542
 A1/P1   Xerox Credit Corp.......      5.50      7/7/97   1,500,000   1,491,750
                                                                    -----------
         TOTAL COMMERCIAL PAPER..                                    14,948,808
                                                                    -----------
         U.S. GOVERNMENT OBLIGATIONS--51.33%
 AAA/Aaa Federal Farm Credit
          Bank...................      5.45     8/13/97   3,775,000   3,733,281
 AAA/Aaa Federal Home Loan Bank
          Discount Notes.........      5.38     6/19/97   2,600,000   2,593,006
 AAA/Aaa Federal Home Loan Bank
          Discount Notes.........      5.43     6/26/97   3,000,000   2,988,687
 AAA/Aaa Federal Home Loan Bank
          Discount Notes.........      5.37      7/2/97   3,500,000   3,483,815
 AAA/Aaa FMC Discount Notes......      5.50     7/23/97   1,000,000     992,056
 AAA/Aaa FMC Discount Notes......      5.43     6/13/97   2,020,000   2,016,320
                                                                    -----------
         TOTAL U.S. GOVERNMENT
         OBLIGATIONS.............                                    15,807,165
                                                                    -----------
         SHORT-TERM INVESTMENTS--0.43%
         TempCash Provident Money
          Market Investment Fund.       N/A         N/A     133,372     133,372
                                                                    -----------
         TOTAL INVESTMENTS
          (AMORTIZED COST
          $30,889,345)(A)........                                   $30,889,345
         LIABILITIES, IN EXCESS
          OF CASH AND OTHER
          ASSETS--0.30%..........                                       (92,578)
                                                                    -----------
         NET ASSETS--100.00%.....                                   $30,796,767
                                                                    ===========

*See page 12 for credit ratings summary.
(a) Cost for book and tax purposes is the same.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

 Credit*                                                                       Value
 Rating  Principal                                                 Cost      (Note 2a)
 ------- ----------                                             ----------- -----------
                    U.S. GOVERNMENT OBLIGATIONS--2.43%
 AAA/Aaa $  650,000 Federal Farm Credit MTN.   6.32%, 9/9/02    $   649,797 $   639,691
                                                                ----------- -----------
                    MORTGAGE OBLIGATIONS--18.47%
 AAA/Aaa    500,000 FHLMC Debs..............   6.54%, 3/21/01       496,664     494,815
 AAA/Aaa    500,000 FHLMC Debs..............   6.56%, 2/1/06        499,844     480,955
 AAA/Aaa     17,082 FHLMC Pool # 285113.....   7.50%, 2/1/17         16,696      17,067
 AAA/Aaa    628,558 FNMA Pool # 358604......   8.00%, 11/1/26       645,573     639,287
 AAA/Aaa  2,000,000 FMC Discount Note.......   5.40%, 6/12/97     1,996,700   1,996,100
 AAA/Aaa      2,823 GNMA Pool # 39821.......   11.50%, 4/15/10        3,065       3,140
 AAA/Aaa     97,656 GNMA Pool # 102627......   13.00%, 6/15/14      109,042     109,944
 AAA/Aaa     72,941 GNMA Pool # 115224......   13.00%, 11/15/14      81,386      82,041
 AAA/Aaa     38,529 GNMA Pool # 120883......   13.00%, 12/15/14      42,968      43,283
 AAA/Aaa    402,505 GNMA Pool # 423877......   8.00%, 7/15/26       410,680     410,031
 AAA/Aaa    423,638 GNMA Pool # 432232......   8.00%, 1/15/27       432,243     431,577
 AAA/Aaa    155,152 GNMA Pool # 445081......   8.00%, 1/15/27       158,303     158,059
                                                                ----------- -----------
                                                                  4,893,164   4,866,299
                                                                ----------- -----------
                    TOTAL U.S. GOVERNMENT
                    OBLIGATIONS.............                      5,542,961   5,505,990
                                                                ----------- -----------
                    U.S. TREASURY OBLIGATIONS--40.93%
 AAA/Aaa  2,250,000 Bonds...................   7.25%, 8/15/22     2,253,536   2,311,673
 AAA/Aaa  1,500,000 Bonds...................   6.88%, 8/15/25     1,541,462   1,481,340
 AAA/Aaa    500,000 Notes...................   6.38%, 5/15/99       506,754     501,375
 AAA/Aaa  1,750,000 Notes...................   6.75%, 6/30/99     1,766,941   1,767,675
 AAA/Aaa    500,000 Notes...................   6.75%, 4/30/00       503,134     504,930
 AAA/Aaa    650,000 Notes...................   6.63%, 4/30/02       653,525     652,360
 AAA/Aaa  1,500,000 Notes...................   6.875%, 5/15/06    1,541,820   1,518,465
 AAA/Aaa  2,000,000 Notes...................   7.00%, 7/15/06     2,079,709   2,041,680
                                                                ----------- -----------
                    TOTAL U.S. TREASURY
                    OBLIGATIONS.............                     10,846,881  10,779,498
                                                                ----------- -----------
                    CORPORATE OBLIGATIONS--34.95%
                    AUTOMOBILES--1.53%
   A-/A3            General Motors
            400,000 Acceptance Corp. Notes..   7.00%, 3/1/00        401,802     403,000
                                                                ----------- -----------
                    BANKING--0.75%
   A+/A1    200,000 BankAmerica Corp. MTN...   7.13%, 5/12/05       202,098     198,500
                                                                ----------- -----------
                    DURABLE GOODS--1.03%
 A-/Baa1    250,000 Whirlpool Corp. Debs....   9.00%, 3/1/03        256,997     272,187
                                                                ----------- -----------
                    ENVIRONMENTAL CONTROL--0.91%
    A/A3            Browning-Ferris
                    Industries, Inc. Sr.
            250,000  Notes..................   6.10%, 1/15/03       252,730     238,750
                                                                ----------- -----------
                    FINANCIAL SERVICES--2.82%
 AA-/Aa3            Associates Corp. N.A.
            350,000 Sr. Notes...............   7.50%, 4/15/02       351,510     358,750
   A+/A1            Commercial Credit Co.
            385,000 Notes...................   6.88%, 5/1/28        389,168     384,519
                                                                ----------- -----------
                                                                    740,678     743,269
                                                                ----------- -----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

  Credit*                                                                       Value
  Rating   Principal                                                Cost      (Note 2a)
 --------- ----------                                            ----------- -----------
                      FOOD--1.28%
  BBB/Baa2 $  350,000 Nabisco, Inc. Notes.....   6.85%, 6/15/05  $   356,487 $   337,750
                                                                 ----------- -----------
                      FOREST PRODUCTS & PAPER--2.30%
  BBB/Baa1            Champion International
              325,000 Corp. Sr. Notes.........   7.70%, 12/15/99     334,283     333,531
     B+/B1            Fort Howard Corp. Sr.
              256,000 Notes...................   9.25%, 3/15/01      267,143     272,960
                                                                 ----------- -----------
                                                                     601,426     606,491
                                                                 ----------- -----------
                      INDUSTRIAL GOODS & SERVICES--2.96%
     B+/B1            American Standard Sr.
              200,000 Notes...................   9.88%, 6/1/01       210,059     211,250
 BBB-/Baa3            Panamerican Beverage,
              150,000 Inc. Sr. Notes..........   8.13%, 4/1/03       150,559     151,875
   BB+/Ba2    200,000 USG Corp. Sr. Notes.....   6.25%, 9/15/01      213,369     211,250
   BB-/Ba3            Westpoint Stevens, Inc.
              200,000 Sr. Notes...............   8.75%, 12/15/01     205,955     206,000
                                                                 ----------- -----------
                                                                     779,942     780,375
                                                                 ----------- -----------
                      MACHINES--0.79%
  BBB/Baa2    210,000 Case Corp. Notes........   7.25%, 8/1/05       212,935     207,375
                                                                 ----------- -----------
                      OIL/GAS--3.99%
   AAA/Aa1            Amoco Canada Petroleum
              250,000 Co. Debs................   7.95%, 10/1/22      258,902     258,125
    BB/Ba3            Clark Oil Refinery Sr.
              251,000 Notes...................   10.50%, 12/1/01     260,756     259,158
   BB-/Ba2            Gulf Canada Resources
              250,000 Ltd. Sub. Notes.........   9.63%, 7/1/05       271,163     266,875
     A+/A2    250,000 Hydro--Quebec MTN.......   8.59%, 8/22/01      251,133     265,000
                                                                 ----------- -----------
                                                                   1,041,954   1,049,158
                                                                 ----------- -----------
                      RETAIL--0.99%
  BBB-/Ba1            Revco D.S., Inc. Sr.
              250,000 Notes...................   9.13%, 1/15/00      260,456     261,562
                                                                 ----------- -----------
                      TELEPHONE--1.52%
    AA-/A2            Southwestern Bell
              400,000 Capital MTN.............   6.45%, 1/20/98      401,117     401,248
                                                                 ----------- -----------
                      TRANSPORTATION--4.47%
  BBB/Baa2            Canadian National
              411,000 Railway Notes...........   7.00%, 3/15/04      410,001     403,808
 BBB+/Baa2    140,000 Canadian Pacific Notes..   6.88%, 4/15/03      141,427     138,600
     A/Aa1    350,000 Conrail, Inc. Notes.....   6.86%, 12/31/07     344,435     336,205
  BBB/Baa2    300,000 CSX Corp. Notes.........   7.00%, 9/15/02      299,280     299,625
                                                                 ----------- -----------
                                                                   1,195,143   1,178,238
                                                                 ----------- -----------
                      UTILITIES--9.61%
   BB+/Ba2    200,000 California Energy Notes.   10.25%, 1/15/04     216,656     215,750
      A/A3            Central Power & Light
              350,000 Notes...................   6.88%, 2/1/03       357,921     347,375
  BBB-/Ba1            Connecticut Light &
              295,000 Power Notes.............   7.25%, 7/1/99       293,573     298,688
 BBB-/Baa3            Consumer Energy Co.
              284,000 Notes...................   6.88%, 5/1/98       284,000     285,065
  BBB/Baa1    300,000 Illinois Power Notes....   6.50%, 8/1/03       301,465     291,000
 BBB+/Baa1            Jersey Central Power &
              300,000 Light Notes.............   7.13%, 10/1/04      308,019     295,875
    AA/Aa3            National Rural Utilities
              400,000 Notes...................   6.50%, 9/15/02      402,029     393,000

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

 Credit*                                                                         Value
  Rating  Principal                                               Cost         (Note 2a)
 -------- ----------                                           -----------    -----------
 BBB/Baa2            New Orleans Public
          $  400,000 Service, Inc. Notes.....   8.00%, 3/1/06  $   396,603    $   401,000
                                                               -----------    -----------
                                                                 2,560,266      2,527,753
                                                               -----------    -----------
                     TOTAL CORPORATE
                     OBLIGATIONS.............                    9,264,031      9,205,656
                                                               -----------    -----------
                     SUPRA--NATIONAL OBLIGATIONS--0.98%
  AA-/Aa1            African Development Bank
             250,000 Notes...................   7.70%, 7/15/02     258,848        259,375
                                                               -----------    -----------
                     SHORT-TERM INVESTMENTS--1.27%
                     TempCash Provident Money
             333,490 Market Investment Fund..                      333,491        333,490
                                                               -----------    -----------
                     TOTAL INVESTMENTS.......                  $26,246,212(a)  26,084,009
                                                               ===========
                     CASH AND OTHER ASSETS,
                     NET OF LIABILITIES--
                      0.97%..................                                     254,164
                                                                              -----------
                     NET ASSETS--100.0%......                                 $26,338,173
                                                                              ===========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation........................................ $ 124,929
      Unrealized depreciation........................................  (287,132)
                                                                      ---------
      Net unrealized depreciation.................................... $(162,203)
                                                                      =========

*See page 12 for credit ratings summary

Debs.--Debentures
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Notes
Sr.--Senior
Sub.--Subordinated

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                    Cost      (Note 2a)
 ------                                                 ----------- ------------
        COMMON STOCKS--98.30%
        AEROSPACE/DEFENSE--5.73%
 26,900 AlliedSignal, Inc............................   $   951,588 $  2,064,575
 42,700 Raytheon Co..................................     1,516,425    2,038,925
 20,400 United Technologies Corp.....................     1,121,262    1,639,650
                                                        ----------- ------------
                                                          3,589,275    5,743,150
                                                        ----------- ------------
        AUTOMOTIVE PARTS--REPLACEMENT--0.50%
 13,197 Autoliv, Inc.*...............................       455,779      491,577
                                                        ----------- ------------
        BANKING--5.61%
 31,800 NationsBank Corp.............................       757,498    1,872,225
 59,500 Signet Banking Corp..........................     1,402,388    1,956,062
  6,800 Wells Fargo & Co.............................     1,937,023    1,791,800
                                                        ----------- ------------
                                                          4,096,909    5,620,087
                                                        ----------- ------------
        BEVERAGES--2.18%
 59,600 PepsiCo, Inc.................................     1,853,004    2,190,300
                                                        ----------- ------------
        BUSINESS SERVICES--4.03%
 43,900 Automatic Data Processing, Inc...............     1,373,123    2,156,587
 80,800 Reynolds & Reynolds Co.......................     1,471,656    1,888,700
                                                        ----------- ------------
                                                          2,844,779    4,045,287
                                                        ----------- ------------
        CHEMICALS--5.16%
 23,300 Air Products & Chemicals, Inc................     1,228,514    1,811,575
 42,200 Monsanto Co..................................       659,067    1,856,800
 46,700 Morton International, Inc.*..................     1,394,099    1,506,075
                                                        ----------- ------------
                                                          3,281,680    5,174,450
                                                        ----------- ------------
        ELECTRONICS--9.70%
 60,000 Coltec Industries, Inc.*.....................     1,191,160    1,177,500
 44,000 General Electric Co..........................     1,220,040    2,656,500
 33,600 Hewlett-Packard Co...........................       973,282    1,730,400
 51,750 Molex, Inc...................................     1,208,916    2,018,250
 32,400 Motorola, Inc................................     1,943,395    2,150,550
                                                        ----------- ------------
                                                          6,536,793    9,733,200
                                                        ----------- ------------
        ENTERTAINMENT--3.59%
 30,000 Time Warner, Inc.............................     1,338,150    1,395,000
 26,900 The Walt Disney Co...........................     1,538,052    2,202,437
                                                        ----------- ------------
                                                          2,876,202    3,597,437
                                                        ----------- ------------
        FINANCIAL SERVICES--2.08%
 21,200 Household International, Inc.................       932,081    2,082,900
                                                        ----------- ------------

                                                                       Value
 Shares                                                    Cost      (Note 2a)
 ------                                                 ----------- ------------
        FOOD--5.59%
 45,000 Nabisco Holdings Corp.--
         Class A.....................................   $ 1,246,672 $  1,783,125
 46,300 Sara Lee Corp................................     1,284,988    1,892,513
 55,500 Sysco Corp...................................     1,722,940    1,935,563
                                                        ----------- ------------
                                                          4,254,600    5,611,201
                                                        ----------- ------------
        HOUSEHOLD PRODUCTS--2.16%
 35,000 Colgate-Palmolive Co.........................     1,082,812    2,170,000
                                                        ----------- ------------
        INSURANCE--3.69%
 15,500 American International Group, Inc............     1,053,980    2,098,312
 59,300 TIG Holdings, Inc............................     1,355,467    1,601,100
                                                        ----------- ------------
                                                          2,409,447    3,699,412
                                                        ----------- ------------
        MACHINES--1.88%
 33,000 Dover Corp...................................       972,200    1,889,250
                                                        ----------- ------------
        MEDICAL--1.65%
 45,300 Columbia/HCA Healthcare Corp.................     1,242,265    1,659,112
                                                        ----------- ------------
        METALS--3.20%
 27,900 Aluminum Co. of America......................     1,110,376    2,054,137
 62,300 Worthington Industries, Inc..................     1,278,000    1,152,550
                                                        ----------- ------------
                                                          2,388,376    3,206,687
                                                        ----------- ------------
        OIL/GAS--8.53%
 12,300 Atlantic Richfield Co........................     1,306,875    1,789,650
 27,000 Enron Corp...................................       978,855    1,100,250
 15,000 Mobil Corp...................................     1,338,760    2,098,125
 35,400 Noble Affiliates, Inc........................     1,363,657    1,491,225
 48,800 Unocal Corp..................................     1,980,532    2,080,100
                                                        ----------- ------------
                                                          6,968,679    8,559,350
                                                        ----------- ------------
        PHARMACEUTICAL--6.00%
 58,600 Alza Corp.*..................................     1,686,921    1,728,700
 31,100 Amgen, Inc.*.................................     1,796,332    2,079,813
 21,500 Pfizer, Inc..................................       872,094    2,211,813
                                                        ----------- ------------
                                                          4,355,347    6,020,326
                                                        ----------- ------------
        RETAIL--8.27%
 55,100 Costco Cos., Inc.*...........................       778,288    1,859,625
 37,500 Fred Meyer, Inc.*............................     1,393,928    1,720,313
 71,000 Kroger Co.*..................................       843,125    1,819,375
 39,000 May Department Stores Co.....................     1,257,102    1,837,875

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                       Value
 Shares                                                    Cost      (Note 2a)
 ------                                                 ----------- ------------
        RETAIL--CONTINUED
 25,000 Revco D.S., Inc.*............................   $   588,351 $  1,052,751
                                                        ----------- ------------
                                                          4,860,794    8,289,939
                                                        ----------- ------------
        TECHNOLOGY--1.06%
 60,000 International Game Technology................     1,091,710    1,065,000
                                                        ----------- ------------
        TELECOMMUNICATIONS--7.10%
 58,199 360 Communications Co.*......................     1,242,858    1,098,506
 28,936 Lucent Technologies, Inc.....................     1,417,111    1,841,053
 35,300 SBC Communications, Inc......................     1,541,117    2,065,050
 43,400 Sprint Corp..................................     1,066,846    2,121,175
                                                        ----------- ------------
                                                          5,267,932    7,125,784
                                                        ----------- ------------
        TEXTILES/APPAREL--1.83%
 39,100 Jones Apparel Group, Inc.*...................       464,313    1,832,813
                                                        ----------- ------------
        TOBACCO--1.05%
 24,000 Philip Morris Cos., Inc......................       726,224    1,056,000
                                                        ----------- ------------
        TRANSPORTATION--3.80%
 35,000 Kansas City Southern Industries, Inc.........     1,571,220    1,920,625
 19,500 Norfolk Southern Corp........................     1,570,497    1,893,938
                                                        ----------- ------------
                                                          3,141,717    3,814,563
                                                        ----------- ------------

                                                                      Value
  Shares                                               Cost         (Note 2a)
 ---------                                          -----------    ------------
           UTILITIES--3.91%
    55,400 Cinergy Corp..........................   $ 1,678,095    $  1,939,000
    44,100 Duke Power Co.........................     1,877,368       1,984,500
                                                    -----------    ------------
                                                      3,555,463       3,923,500
                                                    -----------    ------------
           TOTAL COMMON STOCKS...................    69,248,381      98,601,325
                                                    -----------    ------------
           SHORT TERM INVESTMENTS--1.61%
 1,610,375 TempCash Provident Money Market
            Investment Fund......................     1,610,375       1,610,375
                                                    -----------    ------------
           TOTAL INVESTMENTS.....................   $70,858,756(a)  100,211,700
                                                    ===========
           CASH AND OTHER ASSETS, NET OF
            LIABILITIES--0.09%...................                        87,555
                                                                   ------------
           NET ASSETS--100.00%...................                  $100,299,255
                                                                   ============

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

      Unrealized appreciation...................................... $29,930,402
      Unrealized depreciation......................................    (577,458)
                                                                    -----------
      Net unrealized appreciation.................................. $29,352,944
                                                                    ===========

*Represents non-income producing security.

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                        Value
 Shares                                                     Cost      (Note 2a)
 ------                                                  ----------- -----------
        COMMON STOCKS--53.25%
        AEROSPACE/DEFENSE--1.09%
  9,300 AlliedSignal, Inc.............................   $   328,988 $   713,775
                                                         ----------- -----------
        BANKING--2.18%
  3,000 BankAmerica Corp..............................       321,774     350,625
 11,800 First American Corp...........................       212,263     430,700
 10,800 NationsBank Corp..............................       264,319     635,850
                                                         ----------- -----------
                                                             798,356   1,417,175
                                                         ----------- -----------
        BEVERAGES--1.12%
 20,000 PepsiCo, Inc..................................       620,396     735,000
                                                         ----------- -----------
        BUSINESS SERVICES--2.42%
 18,000 Automatic Data Processing, Inc................       601,698     884,250
 30,000 Reynolds & Reynolds Co........................       582,380     701,250
                                                         ----------- -----------
                                                           1,184,078   1,585,500
                                                         ----------- -----------
        CHEMICALS--3.39%
 10,000 Air Products & Chemicals, Inc.................       563,285     777,500
 15,000 Great Lakes Chemical Corp.....................       679,050     733,125
 22,000 Morton International, Inc.*...................       641,367     709,500
                                                         ----------- -----------
                                                           1,883,702   2,220,125
                                                         ----------- -----------
        ELECTRONICS--4.99%
 20,000 Allen Group, Inc.*............................       443,700     465,000
 25,000 AMETEK, Inc...................................       549,400     584,375
 42,500 Coltec Industries, Inc.*......................       848,618     834,063
 15,200 General Electric Co...........................       434,850     917,700
  9,000 Hewlett-Packard Co............................       253,010     463,500
                                                         ----------- -----------
                                                           2,529,578   3,264,638
                                                         ----------- -----------
        ENTERTAINMENT--0.71%
 10,000 Time Warner, Inc..............................       449,450     465,000
                                                         ----------- -----------
        FINANCIAL SERVICES--0.67%
 10,000 Federal National Mortgage Assoc...............       390,700     436,250
                                                         ----------- -----------
        FOOD--2.96%
 15,800 Nabisco Holdings Corp.--Class A...............       438,399     626,075
 17,200 Sara Lee Corp.................................       481,622     703,050
 17,400 Sysco Corp....................................       539,075     606,825
                                                         ----------- -----------
                                                           1,459,096   1,935,950
                                                         ----------- -----------
        HEALTH CARE--1.61%
 20,000 Baxter International, Inc.....................       873,747   1,055,000
                                                         ----------- -----------
        HOUSEHOLD PRODUCTS--1.52%
 16,000 Colgate-Palmolive Co..........................       561,811     992,000
                                                         ----------- -----------

                                                                        Value
 Shares                                                     Cost      (Note 2a)
 ------                                                  ----------- -----------
        INSURANCE--2.58%
  6,000 American International
         Group, Inc....................................  $   407,987 $   812,250
  5,000 General Re Corp................................      781,421     876,250
                                                         ----------- -----------
                                                           1,189,408   1,688,500
                                                         ----------- -----------
        MACHINES--0.44%
  5,000 Dover Corp.....................................      177,844     286,250
                                                         ----------- -----------
        MEDICAL--0.84%
 15,000 Columbia/HCA Healthcare Corp...................      456,694     549,375
                                                         ----------- -----------
        METALS--1.24%
 11,000 Aluminum Co. of America........................      592,764     809,875
                                                         ----------- -----------
        OIL/GAS--6.39%
 18,000 Exxon Corp.....................................      886,503   1,066,500
  6,200 Mobil Corp.....................................      582,403     867,225
 16,000 Noble Affiliates, Inc..........................      718,060     674,000
 20,000 Triton Energy Ltd.*............................      931,515     895,000
 15,900 Unocal Corp....................................      645,901     677,738
                                                         ----------- -----------
                                                           3,764,382   4,180,463
                                                         ----------- -----------
        PHARMACEUTICAL--2.94%
 23,200 Alza Corp.*....................................      670,473     684,400
  7,000 Amgen, Inc.*...................................      412,597     468,125
  7,500 Pfizer, Inc....................................      310,679     771,563
                                                         ----------- -----------
                                                           1,393,749   1,924,088
                                                         ----------- -----------
        RETAIL--5.92%
 24,000 Costco Cos., Inc.*.............................      338,125     810,000
 20,000 CUC International, Inc.*.......................      492,460     460,000
 24,000 Fred Meyer, Inc*...............................      829,406   1,101,000
 10,000 Home Depot, Inc................................      552,263     630,000
 34,000 Kroger Co.*....................................      490,570     871,250
                                                         ----------- -----------
                                                           2,702,824   3,872,250
                                                         ----------- -----------
        TECHNOLOGY--2.80%
 14,000 Computer Associates International, Inc.........      614,080     766,500
 60,000 International Game Technology..................    1,136,775   1,065,000
                                                         ----------- -----------
                                                           1,750,855   1,831,500
                                                         ----------- -----------
        TELECOMMUNICATIONS--1.80%
  7,000 Lucent Technologies, Inc.......................      322,592     445,375
 12,500 SBC Communications, Inc........................      539,556     731,250
                                                         ----------- -----------
                                                             862,148   1,176,625
                                                         ----------- -----------
        TOBACCO--0.59%
  8,800 Philip Morris Cos., Inc........................      353,906     387,200
                                                         ----------- -----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

  Shares/                                                               Value
 Principal                                                  Cost      (Note 2a)
 ----------                                              ----------- -----------
            TRANSPORTATION--2.13%
      8,000 Kansas City Southern Industries, Inc......   $   350,531 $   439,000
      5,000 Norfolk Southern Corp.....................       404,947     485,625
     34,100 Rollins Truck Leasing Corp................       434,051     468,875
                                                         ----------- -----------
                                                           1,189,529   1,393,500
                                                         ----------- -----------
            UTILITIES--ELECTRIC--2.00%
     20,000 CMS Energy Corp...........................       675,532     672,500
     14,200 Duke Power Co.............................       610,968     639,000
                                                         ----------- -----------
                                                           1,286,500   1,311,500
                                                         ----------- -----------
            UTILITIES--GAS--0.92%
     17,000 People's Energy Corp......................       581,960     603,500
                                                         ----------- -----------
            TOTAL COMMON STOCKS.......................    27,382,465  34,835,039
                                                         ----------- -----------
            MORTGAGE OBLIGATIONS--8.38%
 $  500,000 FHLB 6.07%, 6/30/03.......................       490,414     483,340
    500,000 FHLMC Debs. 6.54%, 3/21/01................       493,437     494,815
    500,000 FHLMC Debs. 6.56%, 2/1/06.................       499,688     480,955
  1,500,000 FMC Discount Notes 5.50%, 7/18/97.........     1,489,229   1,488,975
    500,500 FNMA 6.50%, 8/25/04.......................       464,651     494,789
     55,231 GNMA Pool #55056 13.00%, 3/15/12..........        61,494      62,086
     21,325 GNMA Pool # 102470 13.00%, 10/15/13.......        23,741      23,943
    481,400 GNMA Pool # 406475 7.00%, 4/15/26.........       466,431     468,195
    479,682 GNMA Pool # 422801 7.50%, 5/15/26.........       475,747     477,624
    868,218 GNMA Pool # 437152 8.00%, 1/15/27.........       885,854     884,488
    119,010 GNMA Pool # 432232 8.00%, 1/15/27.........       121,427     121,240
                                                         ----------- -----------
            TOTAL MORTGAGE OBLIGATIONS................     5,472,113   5,480,450
                                                         ----------- -----------
            U.S. TREASURY OBLIGATIONS--17.44%
    500,000 Bills 5.33%, 2/5/98.......................       481,567     481,485
  1,500,000 Bills 5.48%, 4/30/98......................     1,424,034   1,424,340
  1,000,000 Bonds 8.13%, 5/15/21......................     1,103,645   1,127,820
  3,000,000 Bonds 7.25%, 8/15/22......................     3,011,932   3,082,230
    500,000 Notes 7.00%, 4/15/99......................       508,613     507,075
  1,750,000 Notes 6.38%, 3/31/01......................     1,768,110   1,743,630
    500,000 Notes 6.50%, 5/15/05......................       516,603     495,080

                                                                       Value
 Principal                                                 Cost      (Note 2a)
 ----------                                             ----------- -----------
 $  500,000 Notes 6.88%, 5/15/06.....................   $   526,770 $   506,155
  2,000,000 Notes 7.00%, 7/15/06.....................     2,073,233   2,041,680
                                                        ----------- -----------
            TOTAL U.S. TREASURY OBLIGATIONS..........    11,414,507  11,409,495
                                                        ----------- -----------
            CORPORATE OBLIGATIONS--18.06%
            AUTOMOBILES--0.62%
    400,000 General Motors Acceptance Corp. Notes
             7.00%, 3/1/00...........................       402,574     403,000
                                                        ----------- -----------
            BANKING--1.30%
    250,000 BankAmerica Corp. MTN 7.13%, 5/12/05.....       252,622     248,125
    250,000 JP Morgan & Co., Sub. Notes 7.63%,
             9/15/04.................................       248,078     258,125
    350,000 JP Morgan Capital Trust II Notes 7.95%,
             2/1/27..................................       345,703     347,375
                                                        ----------- -----------
                                                            846,403     853,625
                                                        ----------- -----------
            CHEMICALS--0.39%
    250,000 du Pont (E.I.) de Nemours & Co. MTN
             8.35%, 5/15/98..........................       250,989     255,475
                                                        ----------- -----------
            DURABLE GOODS--0.33%
    215,000 Xerox Corp. Debs. 9.63%, 9/1/97..........       215,878     216,866
                                                        ----------- -----------
            ENTERTAINMENT--0.28%
    180,000 Time Warner, Inc. Notes 7.95%, 2/1/00....       184,154     184,725
                                                        ----------- -----------
            FINANCIAL SERVICES--1.14%
    250,000 Associates Corp. N.A. Sr. Notes 7.50%,
             4/15/02.................................       251,079     256,250
    250,000 Commercial Credit Co. Notes 6.38%,
             9/15/02.................................       250,000     244,063
    250,000 Heller Financial Notes 6.50%, 5/15/00....       249,581     248,437
                                                        ----------- -----------
                                                            750,660     748,750
                                                        ----------- -----------
            FOREST PRODUCTS--1.73%
    560,000 Fort Howard Corp. MTN, Sr. Notes 9.25%,
             3/15/01.................................       582,854     597,100
    500,000 Fort Howard Corp. Sub. Notes 10.00%,
             3/15/03.................................       535,617     536,250
                                                        ----------- -----------
                                                          1,118,471   1,133,350
                                                        ----------- -----------

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
IBJ BLENDED TOTAL RETURN FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

-------------------------------------------------------------------------------

                                                                       Value
 Principal                                                 Cost      (Note 2a)
 ----------                                             ----------- -----------
            INDUSTRIAL GOODS AND SERVICES--7.31%
 $  600,000 American Standard Sr. Notes 10.88%,
             5/15/99.................................   $   637,579 $   638,250
    300,000 American Standard Sr. Sub. Notes 9.88%,
             6/1/01..................................       315,089     316,875
    500,000 HMH Properties Sr. Notes** 9.50%,
             5/15/05.................................       523,082     521,250
     75,000 Hook-SuperX, Inc. 10.13%, 6/1/02.........        78,750      79,031
    215,000 Owens-Illinois, Inc. Sr. Sub. Notes
             10.25%, 4/1/99..........................       215,000     215,000
    600,000 Owens-Illinois, Inc. Sr. Sub. Notes
             10.50%, 6/15/02.........................       633,030     631,500
    125,000 Owens-Illinois, Inc. Sr. Sub. Notes 9.75%
             8/15/04.................................       131,931     131,562
    500,000 Shopko Stores 9.25% 3/15/22..............       523,045     519,065
    510,000 USG Corp. Debs. 8.75%, 3/1/17............       527,167     518,925
    350,000 Valassis Inserts, Inc. Sr. Sub. Notes
             9.38%, 3/15/99..........................       361,372     362,687
    520,000 Westinghouse Electric Notes 8.38%,
             6/15/02.................................       536,792     536,900
    300,000 Westpoint Stevens, Inc. Sr. Notes 8.75%,
             12/15/01................................       310,276     309,000
                                                        ----------- -----------
                                                          4,793,113   4,780,045
                                                        ----------- -----------
            MEDIA--0.46%
    283,000 Heritage Media Sr. Sub. Notes 11.00%,
             10/1/02.................................       301,642     302,102
                                                        ----------- -----------
            OIL/GAS--3.03%
    350,000 Amoco Canada Petroleum Co. Debs. 7.95%,
             10/1/22.................................       362,730     361,375
    500,000 Clark Oil Refinery Sr. Notes 10.50%,
             12/1/01.................................       517,208     516,250
    500,000 Ferrellgas Partnership Notes 9.38%,
             6/15/06.................................       520,162     515,000
    300,000 Gulf Canada Resources Ltd. Sub. Notes
             9.63%, 7/1/05...........................       324,568     320,250
    250,000 Hydro--Quebec MTN 8.59%, 8/22/01.........       251,133     265,000
                                                        ----------- -----------
                                                          1,975,801   1,977,875
                                                        ----------- -----------

                                                                      Value
 Principal                                             Cost         (Note 2a)
 ----------                                         -----------    -----------
            RETAIL--0.48%
 $  300,000 Revco D.S., Inc. Sr. Notes 9.13%,
             1/15/00.............................   $   312,547    $   313,875
                                                    -----------    -----------
            UTILITIES--0.99%
    100,000 AES Corp. Debs. 9.75%, 6/15/00.......       103,731        103,875
    250,000 Delmarva Power & Light Notes 6.40%,
             7/1/03..............................       248,473        241,563
    300,000 Pacific Gas & Electric MTN 9.08%,
             12/15/97............................       301,685        304,875
                                                    -----------    -----------
                                                        653,889        650,313
                                                    -----------    -----------
            TOTAL CORPORATE OBLIGATIONS..........    11,806,121     11,820,001
                                                    -----------    -----------
            SUPRA-NATIONAL OBLIGATIONS--0.40%
    250,000 African Development Bank Notes 7.70%,
             07/15/02............................       258,848        259,375
                                                    -----------    -----------
            SHORT-TERM INVESTMENTS--2.97%
  1,945,813 TempCash Provident Money Market
             Investment Fund.....................     1,945,814      1,945,813
                                                    -----------    -----------
            TOTAL INVESTMENTS....................   $58,279,868(a)  65,750,173
                                                    ===========    -----------
            LIABILITIES, IN EXCESS OF CASH AND
             OTHER ASSETS--0.50%.................                     (331,788)
                                                                   -----------
            NET ASSETS--100.00%..................                  $65,418,385
                                                                   ===========

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

  Unrealized appreciation........................................... $7,942,888
  Unrealized depreciation...........................................   (472,583)
                                                                     ----------
  Net unrealized appreciation....................................... $7,470,305
                                                                     ==========

 *Represents non-income producing security.
** Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933.
Debs.--Debentures
FHLB--Federal Home Loan Bank
FHLMC--Federal Home Loan Mortgage Corporation
FNMA--Federal National Mortgage Association
GNMA--Government National Mortgage Association
MTN--Medium Term Notes
Sr.--Senior
Sub.--Subordinated

                See accompanying notes to financial statements

IBJ FUNDS TRUST
PORTFOLIO OF INVESTMENTS (CONTINUED)--MAY 31, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
*CREDIT RATINGS GIVEN BY STANDARD & POOR'S CORPORATION AND MOODY'S INVESTORS
  SERVICE INC. (UNAUDITED)

 STANDARD & POOR'S MOODY'S
 ----------------- -------
        A1           P1    Instrument of the highest quality.
                           Instrument judged to be of the highest quality and
        AAA          Aaa   carrying the smallest amount of investment risk.
                           Instrument judged to be of high quality by all
        AA           Aa    standards.
         A            A    Instrument judged to be adequate by all standards.
                           Instrument judged to be of modest quality by all
        BBB          Baa   standards.
        NR           NR    Not Rated. In the opinion of the Investment Adviser,
                            instrument judged to be of comparable investment
                            quality to rated securities which may be purchased
                            by the Fund.

  For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number.
The Standards & Poor's rating may be modified by the addition of a plus or minus sign to show relative standings within the major rating categories.

  U.S. Government Issues have an assumed rating of AAA/Aaa.

                 See accompanying notes to financial statements

                       This page intentionally left blank

IBJ FUNDS TRUST
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                           RESERVE MONEY CORE FIXED   CORE EQUITY  BLENDED TOTAL
                            MARKET FUND  INCOME FUND      FUND      RETURN FUND
                           ------------- -----------  ------------ -------------
ASSETS
Investments, at value
 (amortized cost
 $30,889,345, cost
 $26,246,212,
 $70,858,756, and
 $58,279,868
 respectively)...........   $30,889,345  $26,084,009  $100,211,700  $65,750,173
Cash.....................        99,925           --            --        2,345
Receivable for
investments sold.........            --           --            --      270,558
Dividends, interest and
principal paydowns
receivable...............         3,144      438,126       160,870      547,488
Deferred organization
expenses (Note 2e).......         2,876        2,876         2,876        2,876
Prepaid expenses and
other assets.............       127,810       14,948        66,182       16,138
                            -----------  -----------  ------------  -----------
  Total assets...........    31,123,100   26,539,959   100,441,628   66,589,578
                            -----------  -----------  ------------  -----------
LIABILITIES
Dividends payable........       136,669      127,807            --      522,957
Payable for investments
purchased................            --           --            --      523,045
Advisory fee payable
(Note 3).................       154,129        9,211        41,891       27,667
Administrative fee
payable (Note 3).........         5,134        8,590        26,969       18,520
Transfer agency fees
payable (Note 3).........         2,756       14,263        13,274        7,375
Payable to trustees......         8,364        8,256        10,406        9,484
Legal fees payable.......         2,668       17,355        34,042       10,892
Payable to custodian.....         2,069        6,864         9,105        3,137
Accrued expenses.........        14,544        9,440         6,686       48,116
                            -----------  -----------  ------------  -----------
  Total liabilities......       326,333      201,786       142,373    1,171,193
                            -----------  -----------  ------------  -----------
NET ASSETS...............   $30,796,767  $26,338,173  $100,299,255  $65,418,385
                            ===========  ===========  ============  ===========
NET ASSETS CONSIST OF:
Capital Stock, $.001 par
value per share;
(unlimited shares
authorized)..............   $    30,805  $     2,633  $      6,626  $     5,149
Additional paid-in
capital..................    30,774,310   26,476,642    64,931,812   53,667,502
Accumulated
 undistributed/(excess
 distributions of) net
 investment income.......             2        8,073       347,487      (15,779)
Accumulated undistributed
net realized gains/(loss)
on investments...........        (8,350)      13,028     5,660,386    4,291,208
Net unrealized
appreciation
(depreciation) of
investments..............            --     (162,203)   29,352,944    7,470,305
                            -----------  -----------  ------------  -----------
NET ASSETS...............   $30,796,767  $26,338,173  $100,299,255  $65,418,385
                            ===========  ===========  ============  ===========
SHARES OF BENEFICIAL
INTEREST
Premium Class:
Net assets...............        12,615       12,450        12,941       12,670
Shares of beneficial
interest outstanding.....        12,619        1,245           855          997
                            ===========  ===========  ============  ===========
Net asset value per share
(Net Assets/Shares
Outstanding).............         $1.00       $10.00        $15.14       $12.71
                            ===========  ===========  ============  ===========
Service Class:
Net assets...............    30,784,152   26,325,723   100,286,315   65,405,715
Shares of beneficial
interest outstanding.....    30,792,496    2,632,015     6,625,606    5,147,967
                            ===========  ===========  ============  ===========
Net asset value per share
(Net Assets/Shares
Outstanding).............         $1.00       $10.00        $15.14       $12.71
                            ===========  ===========  ============  ===========

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED MAY 31, 1997

--------------------------------------------------------------------------------

                             RESERVE MONEY  CORE FIXED  CORE EQUITY  BLENDED TOTAL
                              MARKET FUND  INCOME FUND     FUND       RETURN FUND
                             ------------- ------------ -----------  -------------
Investment Income:
 Interest income...........    $842,501     $ 883,188   $   73,394    $ 1,016,810
 Dividend income...........      15,546        11,993      731,596        256,911
                               --------     ---------   ----------    -----------
  Total Income.............     858,047       895,181      804,990      1,273,721
                               --------     ---------   ----------    -----------
Expenses:
 Advisory (Note 3).........      55,490        66,171      279,119        193,011
 Administrative services
  (Note 3).................      23,771        19,846       68,991         47,710
 Fund accounting fees and
  expenses (Note 3)........      15,244        18,088       16,296         19,641
 Audit.....................       9,765         9,765       11,931         11,931
 Legal.....................      21,918        17,644       29,286         34,252
 Registration..............       3,430         3,114        4,615          3,841
 Custodian fees............       6,854         5,270        8,771          6,089
 Amortization of
  organization expense.....       2,876         2,876        2,876          2,876
 Printing..................       3,805         3,488        9,513          6,953
 Trustees'.................       2,231         2,099        4,648          3,559
 Insurance.................       1,642         1,088        3,657          2,517
 Transfer and shareholder
  servicing agent (Note 3).       3,926         2,469        7,692          4,301
 Miscellaneous.............       7,274         9,078           --             --
                               --------     ---------   ----------    -----------
  Total expenses before
   waivers/reimbursements..     158,226       160,996      447,395        336,681
  Less expenses
   waived/reimbursed.......     (55,490)      (13,234)     (46,520)       (32,168)
                               --------     ---------   ----------    -----------
 Net expenses..............     102,736       147,762      400,875        304,513
                               --------     ---------   ----------    -----------
Net investment income......     755,311       747,419      404,115        969,208
                               --------     ---------   ----------    -----------
Net realized and unrealized
gain/(loss) on investments:
Net realized gain/(loss) on
investments................      (1,316)      (17,342)   4,354,023      3,702,298
Net increase in unrealized
 appreciation/depreciation
 of investments............          --      (572,055)   3,922,515     (1,275,334)
                               --------     ---------   ----------    -----------
  Net realized and
   unrealized gain/(loss)
   on investments..........      (1,316)     (589,397)   8,276,538      2,426,964
                               --------     ---------   ----------    -----------
Net increase in net assets
resulting from operations..    $753,995     $ 158,022   $8,680,653    $ 3,396,172
                               ========     =========   ==========    ===========

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                 RESERVE MONEY MARKET FUND
                                             ----------------------------------
                                             SIX MONTHS ENDED
                                               MAY 31, 1997      YEAR ENDED
                                               (UNAUDITED)    NOVEMBER 30, 1996
                                             ---------------- -----------------
Operations:
  Net investment income.....................   $    755,311     $   1,686,660
  Net realized gain/(loss) on investments...         (1,316)           (4,100)
  Net change in unrealized
   appreciation/(depreciation) of
   investments..............................             --                --
                                               ------------     -------------
Net increase in net assets resulting from
 operations.................................        753,995         1,682,560
                                               ------------     -------------
Dividends to shareholders from net
investment income:
  Premium Class.............................           (286)             (607)
  Service Class.............................       (755,023)       (1,686,053)
                                               ------------     -------------
                                                   (755,309)       (1,686,660)
                                               ------------     -------------
Distributions to shareholders from realized
gain on investments:
  Premium Class.............................             --                --
  Service Class.............................             --                --
                                               ------------     -------------
                                                         --                --
                                               ------------     -------------
  Decrease in net assets resulting from
   dividends and distributions to
   shareholders.............................       (755,309)       (1,686,660)
                                               ------------     -------------
Capital Share Transactions:
 Proceeds from sales of shares:
  Premium Class.............................             --                --
  Service Class.............................     37,778,998       121,313,703
                                               ------------     -------------
                                                 37,778,998       121,313,703
                                               ------------     -------------
Net asset value of shares issued to
 shareholders in reinvestment of dividends
 and distributions:
  Premium Class.............................            259               607
  Service Class.............................        618,119         1,686,053
                                               ------------     -------------
                                                    618,378         1,686,660
                                               ------------     -------------
Net asset value of shares redeemed:
  Premium Class.............................         (1,309)              (62)
  Service Class.............................    (41,880,806)     (117,669,088)
                                               ------------     -------------
                                                (41,882,115)     (117,669,150)
                                               ------------     -------------
  Net increase (decrease) in net assets from
   capital share transactions...............     (3,484,739)        5,331,213
                                               ------------     -------------
Total increase (decrease) in net assets.....     (3,486,053)        5,327,113
Net assets:
  Beginning of period.......................     34,282,820        28,955,707
                                               ------------     -------------
  End of period.............................   $ 30,796,767     $  34,282,820
                                               ============     =============
  Undistributed/(excess distributions of)
   net investment income....................             --                --

                 See accompanying notes to financial statements

--------------------------------------------------------------------------------

            CORE FIXED                         CORE EQUITY                       BLENDED TOTAL
           INCOME FUND                             FUND                           RETURN FUND
----------------------------------- ---------------------------------- ----------------------------------
SIX MONTHS ENDED                    SIX MONTHS ENDED                   SIX MONTHS ENDED
  MAY 31, 1997       YEAR ENDED       MAY 31, 1997      YEAR ENDED       MAY 31, 1997      YEAR ENDED
  (UNAUDITED)     NOVEMBER 30, 1996   (UNAUDITED)    NOVEMBER 30, 1996   (UNAUDITED)    NOVEMBER 30, 1996
----------------  ----------------- ---------------- ----------------- ---------------- -----------------

  $   747,419        $ 1,424,794      $    404,115      $   831,732      $   969,208       $ 1,696,351
      (17,342)            30,875         4,354,023        9,863,103        3,702,298         3,067,207
     (572,055)          (312,253)        3,922,515        9,092,966       (1,275,334)        3,016,124
  -----------        -----------      ------------      -----------      -----------       -----------
      158,022          1,143,416         8,680,653       19,787,801        3,396,172         7,779,682
  -----------        -----------      ------------      -----------      -----------       -----------

         (338)              (759)              (99)            (247)            (222)             (475)
     (739,008)        (1,424,035)         (442,649)      (1,284,919)        (975,498)       (1,692,277)
  -----------        -----------      ------------      -----------      -----------       -----------
     (739,346)        (1,424,794)         (442,748)      (1,285,166)        (975,720)       (1,692,752)
  -----------        -----------      ------------      -----------      -----------       -----------

           --               (495)           (1,908)            (569)            (667)             (352)
           --           (954,557)       (8,554,830)      (3,054,736)      (2,477,474)       (1,173,072)
  -----------        -----------      ------------      -----------      -----------       -----------
           --           (955,052)       (8,556,738)      (3,055,305)      (2,478,141)       (1,173,424)
  -----------        -----------      ------------      -----------      -----------       -----------
     (739,346)        (2,379,846)       (8,999,486)      (4,340,471)      (3,453,861)       (2,866,176)
  -----------        -----------      ------------      -----------      -----------       -----------


           --                 --                --               --               --                --
    1,487,670         11,985,540        14,110,188       30,155,508        4,621,858        17,930,945
  -----------        -----------      ------------      -----------      -----------       -----------
    1,487,670         11,985,540        14,110,188       30,155,508        4,621,858        17,930,945
  -----------        -----------      ------------      -----------      -----------       -----------


          371              1,254             2,006              816              788               827
      723,147          2,378,592         8,997,453        4,339,655        2,930,096         2,865,349
  -----------        -----------      ------------      -----------      -----------       -----------
      723,518          2,379,846         8,999,459        4,340,471        2,930,884         2,866,176
  -----------        -----------      ------------      -----------      -----------       -----------

       (2,175)               (64)           (8,910)             (92)          (5,226)              (79)
   (3,072,053)       (12,209,202)      (16,142,681)     (42,895,923)      (6,321,056)      (12,059,267)
  -----------        -----------      ------------      -----------      -----------       -----------
   (3,074,228)       (12,209,266)      (16,151,591)     (42,896,015)      (6,326,282)      (12,059,346)
  -----------        -----------      ------------      -----------      -----------       -----------
     (863,040)         2,156,120         6,958,056       (8,400,036)       1,226,460         8,737,775
  -----------        -----------      ------------      -----------      -----------       -----------
   (1,444,364)           919,690         6,639,223        7,047,294        1,168,771        13,651,281

   27,782,537         26,862,847        93,660,032       86,612,738       64,249,614        50,598,333
  -----------        -----------      ------------      -----------      -----------       -----------
  $26,336,173        $27,782,537      $100,299,255      $93,660,032      $65,418,385       $64,249,614
  ===========        ===========      ============      ===========      ===========       ===========
           --                 --                --      $   386,120               --       $    (9,267)

                 See accompanying notes to financial statements

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

-------------------------------------------------------------------------------
  NOTE 1 -- DESCRIPTION. IBJ FUNDS Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently consists of four separate investment portfolios: IBJ Reserve Money Market Fund, IBJ Core Fixed Income Fund (formerly the "Bond Fund"), IBJ Core Equity Fund and IBJ Blended Total Return Fund (formerly the "Growth and Income Fund"), each with two classes of shares known as the Premium Class and the Service Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. The Premium Class may be subject to a 12b-1 fee of up to 0.35% of average daily net assets and a shareholder servicing fee of up to 0.50% of average daily net assets. Currently, the 12b-1 and shareholder servicing fees are not being charged. The Service Class will not be subject to such fees.

  The investment objectives of the Reserve Money Market Fund ("Money Market") are current income, liquidity and the maintenance of a stable $1.00 net asset value per share by investing in high quality, U.S. dollar-denominated short-term obligations which are determined by the investment adviser to present minimal credit risks.

  The investment objective of the Core Fixed Income Fund ("Fixed Income") is to provide a high total return (appreciation plus current income) by investing at least 65% of its total assets in bonds such as U.S. Government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), savings and loan and U.S. and foreign bank obligations, commercial paper, and related repurchase agreements.

  The objective of the Core Equity Fund ("Equity") is to seek long-term capital appreciation through investment in a diversified portfolio of common stock (and securities convertible into common stock) of publicly traded, established companies.

  The objective of the Blended Total Return Fund ("Total Return") is to provide investors with long-term capital appreciation and current income for high total return by investing in a balance of equities and debt market securities. The Fund recently changed the credit standards for its fixed income portion to an average rating of BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service ("Moody's"). This new standard permits some investments in lower rated securities which may have primarily speculative characteristics.

  NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Funds:
  (a) Portfolio Valuation. The net asset value per share of the Funds is calculated as of 12:00 noon (Eastern time) for Money Market and as of 4:15 p.m. (Eastern time) for each of the non-money market funds. Securities listed on an exchange are valued on the basis of the last sale prior to the time the valuation is made. If there has been no sale since the immediately previous valuation, then the current bid price is used. Quotations are taken from the exchange where the security is primarily traded. Portfolio securities which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges. Over the counter securities are valued on the basis of the bid price at the close of business on each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Money Market uses the amortized cost method to value its portfolio securities, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of impact of fluctuating interest rates on the market value of the security.

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------
  (b) Securities transactions and investment income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount, is accrued daily.
  (c) Distributions to shareholders. Money Market and Fixed Income each declare dividends from net investment income daily and distribute those dividends monthly. Equity will declare and pay dividends annually and Total Return declares and pays dividends quarterly. Distributions of net realized gains will be declared and paid annually by each Fund. Distributions are recorded on the ex-dividend date.
  (d) Federal taxes. It is the policy of each of the Funds to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income for the fiscal year. The Funds also intend to meet the distribution requirements to avoid the payment of an excise tax.
  (e) Organization expenses. Costs incurred in connection with the organization and initial registration of the Funds have been deferred and are being amortized on a straight-line basis over sixty months beginning with each Fund's commencement of operations. In the event any of the initial shares of any of the Funds are redeemed, the appropriate Fund will be reimbursed for any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.
  (f) Determination of net asset value and calculation of expenses. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.
  (g) Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

  NOTE 3 -- INVESTMENT ADVISORY, ADMINISTRATIVE AND OTHER TRANSACTIONS WITH AFFILIATES. IBJ Schroder Bank & Trust Company ("IBJS") (the "Adviser") provides investment advisory services to the Funds pursuant to an Advisory Agreement with the Trust (the "Advisory Agreement"). Subject to such policies as the Trust's Board of Trustees may determine, IBJS makes investment decisions for the Funds. For the advisory services it provides to the Funds, IBJS receives fees based on average daily net assets up to the following annualized rates: Money Market, 0.35%; Fixed Income, 0.50%; Equity, 0.60%; and Total Return, 0.60%. For the six months ended May 31, 1997, the Adviser earned fees of $55,490, $66,171, $279,119 and $193,011 for Money Market, Fixed
Income, Equity and Total Return, respectively. The Adviser has voluntarily waived fees of $55,490, $13,234, $46,520 and $32,168 for Money Market, Fixed Income, Equity and Total Return, respectively.

  The Funds have also entered into an Administrative Service Contract with BISYS Fund Services Limited Partnership ("BISYS") (the "Administrator") pursuant to which BISYS provides certain management and administrative services necessary for the Funds' operations including: (i) general supervision of the operation of the Funds including coordination of the services performed by the Funds' Adviser, transfer agent, custodian, independent accountants and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Funds; (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds'

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------
Officers and Board of Trustees; and (iii) furnishing office space and certain facilities required for conducting the business of the Funds. BISYS assumed these functions during the six months ended May 31, 1997, from the Mutual
Funds Division of Furman Selz LLC, which organization had previously provided these services to the Funds. For these services, BISYS receives from each Fund a fee payable monthly, at the annual rate of 0.15% of each Fund's average daily net assets. For Administrative Services provided, BISYS earned fees of $23,771, $19,846, $68,991 and $47,710 for Money Market, Fixed Income, Equity and Total Return, respectively. Pursuant to a Services Agreement between the Trust and the Administrator, BISYS assists the Trust with certain transfer and dividend disbursing agent functions and receives a fee of $15 per account per year per Fund plus out-of-pocket expenses. For the six months ended May 31, 1997, BISYS earned Transfer Agency fees of $3,926, $2,469, $7,692 and $4,301 for Money Market, Fixed Income, Equity and Total Return, respectively.
Pursuant to a Fund Accounting Agreement between the Trust and the Administrator, the Administrator assists the Trust in calculating net asset values and provides certain other accounting services for each Fund described therein, for an annual fee of $30,000 per Fund plus out-of-pocket expenses.
For the six months ended May 31, 1997, BISYS earned Fund Accounting fees and expenses of $15,244, $18,088, $16,296 and $19,641 for Money Market, Fixed Income, Equity and Total Return, respectively.

  The Trust has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Fund of the Trust. There are no fees or expenses chargeable to the Trust under the Plan because the Premium Class of Shares that includes the Plan has not commenced operations. IBJ Funds Distributor, Inc. (the "Distributor"), an affiliate of BISYS, serves as the exclusive Distributor of the shares of each Fund pursuant to its Distribution Agreement with the Trust.

  NOTE 4 -- SECURITIES TRANSACTIONS.
  (a) Purchase and sale transactions. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended May 31, 1997 was as follows:

                                                          PURCHASES     SALES
                                                         ----------- -----------
Fixed Income............................................ $32,174,389 $34,076,701
Equity.................................................. $14,363,762 $14,114,313
Total Return............................................ $40,227,971 $36,396,046

IBJ FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------
  NOTE 5 -- CAPITAL SHARE TRANSACTIONS. The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Funds are as follows:

                                     FOR THE SIX MONTHS ENDED MAY 31, 1997
                                  ----------------------------------------------
                                                  FIXED                  TOTAL
                                  MONEY MARKET   INCOME      EQUITY     RETURN
                                  ------------  ---------  ----------  ---------
PREMIUM CLASS
Shares at beginning of period...       13,669       1,432       1,314      1,350
Shares issued in reinvestment of
 dividends from net
 investment income and capital
 gain distributions.............          278          36         146         65
Shares redeemed.................       (1,328)       (223)       (605)      (418)
Net increase/(decrease) in
 shares.........................       (1,050)       (187)       (459)      (353)
                                  -----------   ---------  ----------  ---------
Shares at end of period.........       12,619       1,245         855        997
                                  ===========   =========  ==========  =========
SERVICE CLASS
Shares at beginning of period...   34,276,185   2,716,462   6,091,390  5,032,961
Shares sold.....................   37,643,133     149,392     992,433    384,600
Shares issued in reinvestment of
 dividends from net
 investment income and capital
 gain distributions.............      753,984      72,049     656,269    240,262
Shares redeemed.................  (41,880,806)   (305,888) (1,114,486)  (509,856)
Net increase/(decrease) in
 shares.........................   (3,483,689)    (84,447)    534,216    115,006
                                  -----------   ---------  ----------  ---------
Shares at end of period.........   30,792,496   2,632,015   6,625,606  5,147,967
                                  ===========   =========  ==========  =========

                                   FOR THE YEAR ENDED NOVEMBER 30, 1996
                               ------------------------------------------------
                                               FIXED                   TOTAL
                               MONEY MARKET    INCOME      EQUITY      RETURN
                               ------------  ----------  ----------  ----------
PREMIUM CLASS
Shares at beginning of peri-
 od..........................        13,124       1,315       1,256       1,287
                               ------------  ----------  ----------  ----------
Shares issued in reinvestment
 of dividends from net
 investment income and capi-
 tal gain distributions......           607         123          64          69
Shares redeemed..............           (62)         (6)         (6)         (6)
                               ------------  ----------  ----------  ----------
Net increase in shares.......           545         117          58          63
                               ------------  ----------  ----------  ----------
Shares at end of period......        13,669       1,432       1,314       1,350
                               ============  ==========  ==========  ==========
SERVICE CLASS
Shares at beginning of peri-
 od..........................    28,945,517   2,505,331   6,675,290   4,292,094
                               ------------  ----------  ----------  ----------
Shares sold..................   121,313,703   1,192,811   2,227,903   1,505,811
Shares issued in reinvestment
 of dividends from net
 investment income and capi-
 tal gain distributions......     1,686,053     233,352     344,448     240,640
Shares redeemed..............  (117,669,088) (1,215,032) (3,156,251) (1,005,584)
                               ------------  ----------  ----------  ----------
Net increase/(decrease) in
 shares......................     5,330,668     211,131    (583,900)    740,867
                               ------------  ----------  ----------  ----------
Shares at end of period......    34,276,185   2,716,462   6,091,390   5,032,961
                               ============  ==========  ==========  ==========

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------

                                           RESERVE MONEY MARKET FUND
                          ----------------------------------------------------------------------
                          SIX MONTHS ENDED                                 FOR THE PERIOD
                            MAY 31, 1997          FOR THE YEAR ENDED    FEBRUARY 1, 1995* TO
                             (UNAUDITED)           NOVEMBER 30, 1996      NOVEMBER 30, 1995
                          --------------------    --------------------  ------------------------
                          PREMIUM     SERVICE      PREMIUM    SERVICE    PREMIUM       SERVICE
                           CLASS       CLASS        CLASS      CLASS      CLASS         CLASS
                          --------    --------    ---------  ---------  ----------    ----------
Net Asset Value,
Beginning of Period.....   $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00         $ 1.00
                          -------     --------    --------   ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income..     0.02         0.02        0.05        0.05       0.04           0.04
                          -------     --------    --------   ---------  ---------     ----------
Less Distributions:
 Dividends from net
 investment income......    (0.02)       (0.02)      (0.05)      (0.05)     (0.04)         (0.04)
                          -------     --------    --------   ---------  ---------     ----------
Net Asset Value, End of
Period..................   $ 1.00       $ 1.00      $ 1.00      $ 1.00     $ 1.00         $ 1.00
                          =======     ========    ========   =========  =========     ==========
Total Return............     2.40%        2.40%       4.88%       4.88%      4.55%          4.55%
Net Assets, End of
Period (in thousands)...      $13      $30,784         $14     $34,269        $13        $28,943
Ratios to average net
assets of:
 Net investment income..     4.76%**      4.76%**     4.82%       4.82%      5.40%**        5.40%**
 Expenses before
 waivers/reimbursements.     1.00%**      1.00%**     0.95%       0.95%      0.92%**        0.92%**
 Expenses net of
 waivers/reimbursements.     0.65%**      0.65%**     0.65%       0.65%      0.64%**        0.64%**

-----------
 *Commencement of operations.
**Annualized.



                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------

                                            CORE FIXED INCOME FUND
                          ----------------------------------------------------------------------
                          SIX MONTHS ENDED                                 FOR THE PERIOD
                            MAY 31, 1997          FOR THE YEAR ENDED    FEBRUARY 1, 1995* TO
                             (UNAUDITED)           NOVEMBER 30, 1996      NOVEMBER 30, 1995
                          --------------------    --------------------  ------------------------
                          PREMIUM     SERVICE      PREMIUM    SERVICE    PREMIUM       SERVICE
                           CLASS       CLASS        CLASS      CLASS      CLASS         CLASS
                          --------    --------    ---------  ---------  ----------    ----------
Net Asset Value,
Beginning of Period.....   $10.22       $10.22      $10.72      $10.72     $10.00         $10.00
                          -------     --------    --------   ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income..     0.28         0.28        0.54        0.54       0.48           0.48
 Net realized and
 unrealized gain/(loss)
 on investments.........    (0.22)       (0.22)      (0.12)      (0.12)      0.72           0.72
                          -------     --------    --------   ---------  ---------     ----------
 Total from Investment
 Operations.............     0.06         0.06        0.42        0.42       1.20           1.20
                          -------     --------    --------   ---------  ---------     ----------
Less Distributions:
 Dividends from net
 investment income......    (0.28)       (0.28)      (0.54)      (0.54)     (0.48)         (0.48)
 Distributions from net
 realized capital gains.       --           --       (0.38)      (0.38)        --             --
                          -------     --------    --------   ---------  ---------     ----------
 Total Distributions....    (0.28)       (0.28)      (0.92)      (0.92)     (0.48)         (0.48)
                          -------     --------    --------   ---------  ---------     ----------
Net Asset Value, End of
Period..................   $10.00       $10.00      $10.22      $10.22     $10.72         $10.72
                          =======     ========    ========   =========  =========     ==========
Total Return............     0.59%        0.59%       4.25%       4.25%     12.28%         12.28%
      Net Assets, End of
Period (in thousands)...      $12      $26,326         $15     $27,768        $14        $26,849
Ratios to average net
assets of:
 Net investment income..     5.65%**      5.65%**     5.07%       5.07%      5.59%**        5.59%**
         Expenses before
 waivers/reimbursements.     1.22%**      1.22%**     1.22%       1.22%      1.22%**        1.22%**
         Expenses net of
 waivers/reimbursements.     1.12%**      1.12%**     1.12%       1.12%      1.12%**        1.12%**
Portfolio Turnover Rate.   132.03%      132.03%     160.00%     160.00%    297.00%        297.00%

-----------
  *Commencement of operations.
**Annualized.


                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------

                                                CORE EQUITY FUND
                           ------------------------------------------------------------------------
                           SIX MONTHS ENDED                                   FOR THE PERIOD
                             MAY 31, 1997            FOR THE YEAR ENDED    FEBRUARY 1, 1995* TO
                             (UNAUDITED)              NOVEMBER 30, 1996      NOVEMBER 30, 1995
                           -------------------       --------------------  ------------------------
                           PREMIUM    SERVICE         PREMIUM    SERVICE    PREMIUM       SERVICE
                            CLASS      CLASS           CLASS      CLASS      CLASS         CLASS
                           -------    --------       ---------  ---------  ----------    ----------
Net Asset Value,
Beginning of Period......   $15.37      $15.37          $12.97     $12.97     $10.00         $10.00
                           -------    --------       ---------  ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income...     0.14        0.14            0.14       0.14       0.13           0.13
 Net realized and
 unrealized gain/(loss)
 on investments..........     1.16        1.16            2.90       2.90       2.84           2.84
                           -------    --------       ---------  ---------  ---------     ----------
 Total from Investment
 Operations..............     1.30        1.30            3.04       3.04       2.97           2.97
                           -------    --------       ---------  ---------  ---------     ----------
Less Distributions:
 Dividends from net
 investment income.......    (0.08)      (0.08)          (0.19)     (0.19)        --             --
 Distributions from net
 realized capital gains..    (1.45)      (1.45)          (0.45)     (0.45)        --             --
                           -------    --------       ---------  ---------  ---------     ----------
 Total Distributions.....    (1.53)      (1.53)          (0.64)     (0.64)        --             --
                           -------    --------       ---------  ---------  ---------     ----------
Net Asset Value, End of
Period...................   $15.14      $15.14          $15.37     $15.37     $12.97         $12.97
                           =======    ========       =========  =========  =========     ==========
Total Return.............     9.47%         9.47%        24.61%     24.61%     29.70%         29.70%
Net Assets, End of Period
(in thousands)...........      $13    $100,286             $20    $93,640        $16        $86,596
Ratios to average net
assets of:
 Net Investment Income...     0.87%**       0.87%**       0.93%      0.93%      1.30%**        1.29%**
 Expenses before
 waivers/reimbursements..     0.96%**       0.96%**       0.99%      0.99%      1.09%**        1.09%**
 Expenses net of
 waivers/reimbursements..     0.86%**       0.86%**       0.89%      0.89%      0.89%**        0.89%**
Portfolio Turnover Rate..    15.50%        15.50%        27.00%     27.00%     37.00%         37.00%
Average Commission per
share(a).................  $0.0754      $0.0754        $0.0776    $0.0776         --             --

-----------
*Commencement of operations.
**Annualized.
(a) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.


                 See accompanying notes to financial statements

IBJ FUNDS TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

--------------------------------------------------------------------------------

                                           BLENDED TOTAL RETURN FUND
                          ----------------------------------------------------------------------
                          SIX MONTHS ENDED                                 FOR THE PERIOD
                            MAY 31, 1997          FOR THE YEAR ENDED    FEBRUARY 1, 1995* TO
                             (UNAUDITED)           NOVEMBER 30, 1996      NOVEMBER 30, 1995
                          --------------------    --------------------  ------------------------
                          PREMIUM     SERVICE      PREMIUM    SERVICE    PREMIUM       SERVICE
                           CLASS       CLASS        CLASS      CLASS      CLASS         CLASS
                          --------    --------    ---------  ---------  ----------    ----------
Net Asset Value,
Beginning of Period.....    $12.76      $12.76       $11.78     $11.79     $10.00         $10.00
                          --------    --------    ---------  ---------  ---------     ----------
Income from Investment
Operations:
 Net investment income..      0.19        0.19         0.34       0.34       0.27           0.31
 Net realized and
 unrealized gain/(loss)
 on investments.........      0.44        0.44         1.26       1.26       1.79           1.79
                          --------    --------    ---------  ---------  ---------     ----------
 Total from Investment
 Operations.............      0.63        0.63         1.60       1.60       2.06           2.10
                          --------    --------    ---------  ---------  ---------     ----------
Less Distributions:
 Dividends from net
 investment income......     (0.19)      (0.19)       (0.35)     (0.36)     (0.28)         (0.31)
 Distributions from net
 realized capital gains.     (0.49)      (0.49)       (0.27)     (0.27)        --             --
                          --------    --------    ---------  ---------  ---------     ----------
 Total Distributions....     (0.68)      (0.68)       (0.62)     (0.63)     (0.28)         (0.31)
                          --------    --------    ---------  ---------  ---------     ----------
Net Asset Value, End of
Period..................    $12.71      $12.71       $12.76     $12.76     $11.78         $11.79
                          ========    ========    =========  =========  =========     ==========
Total Return............      5.21%       5.21%       14.08%     14.08%     20.72%         20.82%
Net Assets, End of
Period (in thousands)...       $12     $65,406          $17    $64,232        $15        $50,583
Ratios to average net
assets of:
 Net Investment Income..      3.01%**     3.01%**      2.98%      2.98%      3.04%**        3.04%**
 Expenses before
 waivers/reimbursements.      1.05%**     1.05%**        --         --       1.14%**        1.15%**
 Expenses net of
 waivers/reimbursements.      0.95%**     0.95%**      0.99%      0.99%      1.04%**        1.05%**
Portfolio Turnover Rate.     66.53%      66.53%       77.00%     77.00%     78.00%         78.00%
Average Commission Rate
(a).....................   $0.0763     $0.0763      $0.0789    $0.0789         --             --

-----------
  * Commencement of operations.
** Annualized.
(a) Represents the total dollar amount of commissions paid on portfolio transactions divided by the total number of shares purchased and sold by the Fund for which commissions were charged.


                 See accompanying notes to financial statements

IBJ FUNDS TRUST



BOARD OF TRUSTEES

George H. Stewart                            Stephen V.R. Goodhue
 Chairman                                     Trustee


Edward F. Ryan                               Robert H. Dunker
 Trustee                                      Trustee
--------------------------------------------------------------------------------

OFFICERS

W. Anthony Turner                            Janelle Gellermann
 President                                    Assistant Treasurer


Charles L. Booth                             Alaina Metz
 Vice President                               Assistant Secretary


Georgette L. Horton                          Bruce Treff
 Vice President                               Assistant Secretary

Mike Sakala
 Treasurer

IBJ FUNDS TRUST

Investment Advisor
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Administrator
BISYS Fund Services L.P.
3435 Stelzer Rd.
Columbus, Ohio 43219

Distributor
IBJ Funds Distributor, Inc.
3435 Stelzer Rd.
Columbus, Ohio 43219

Custodian
IBJ Schroder Bank & Trust Company
One State Street
New York, New York 10004

Counsel
Baker & McKenzie
805 Third Avenue
New York, New York 10022

Independent Accountants
Coopers & Lybrand L.L.P.
1301 Avenue of the Americas
New York, New York 10019

This report is for the information of
the shareholders of IBJ FUNDS Trust.
Its use in connection with any
offering of the Trust's shares is
authorized only in case of a
concurrent or prior delivery of the
Trust's current prospectus.

7/97
                       --------------------------------
                                IBJ FUNDS TRUST
                       --------------------------------


                         IBJ RESERVE MONEY MARKET FUND
                          IBJ CORE FIXED INCOME FUND
                             IBJ CORE EQUITY FUND
                         IBJ BLENDED TOTAL RETURN FUND

                              SEMI-ANNUAL REPORT
                     ------------------------------------
                                 MAY 31, 1997
                     ------------------------------------